SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Detail 1) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended
	Apr. 01, 2015 $ / shares shares	Dec. 31, 2015 USD ($) Facility	Dec. 31, 2014 USD ($) Facility	Dec. 31, 2013 USD ($)	Feb. 01, 2016 Facility	Jun. 30, 2010 Facility
Accounting Policies [Line Items]
Unamortized direct costs related to origination of direct financing leases		$ 3,300	$ 3,400
Below market leases		110,200	20,433
Above market leases		7,800	2,400
Amortization of above and below market leases		13,800	5,000	$ 5,100
Recognized impairment losses		17,681	3,660	415
Loan loss reserves		3,000
Straight line rent receivables wrote off		3,200	800
Effective yield interest receivables wrote off		$ 1,500	$ 2,000
Number of facilities transitioned | Facility		4	2
Annual percentage increases over the rents of the prior year, minimum		2.00%
Annual percentage increases over the rents of the prior year, maximum		3.00%
Amortization of financing costs		$ 6,990	$ 4,459	2,779
Number of facilities held for sale | Facility		3
Number of facilities | Facility		949
Rental income		$ 605,991	388,443	375,135
SNF's
Accounting Policies [Line Items]
Number of facilities | Facility		782				143
ALFs
Accounting Policies [Line Items]
Number of facilities | Facility		85
Cash flow hedges
Accounting Policies [Line Items]
Cash flow hedges recorded at fair value in accrued expenses and other liabilities		$ 700
Operating Partnership units
Accounting Policies [Line Items]
Limited partnership interest owned | shares	138.8
Number of units settled in cash | shares	0.2
Percentage of limited partnership interest owned		95.00%
Aviv Operating Partnership | Operating Partnership units
Accounting Policies [Line Items]
Limited partnership interest owned | shares	52.9
Limited Partnership units, redeemable, par value per share | $ / shares	$ 0.10
Other investors | Operating Partnership units
Accounting Policies [Line Items]
Percentage of limited partnership interest owned		5.00%
Laurel Healthcare Holdings
Accounting Policies [Line Items]
Rental income		$ 23,000	$ 1,000	$ 1,000
Laurel Healthcare Holdings | SNF's | Subsequent event
Accounting Policies [Line Items]
Number of facilities | Facility					10
Laurel Healthcare Holdings | Directors
Accounting Policies [Line Items]
Percentage of ownership interest		34.00%
Aviv
Accounting Policies [Line Items]
Number of facilities | Facility		28